13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income Oci Details
Currency translation adjustment	$ 3,046,822	$ 4,496,376	$ 1,901,351	$ 3,002,717
Available for sale securities	0	3,358,932	0	2,747,997
Total Accumulated OCI, beginning of period	3,046,822	7,855,308	1,901,351	5,750,714
Currency translation adjustments	(1,107,276)	472,699	38,195	1,966,358
Unrealized gain on available for sale investments	0	104,493	0	715,428
Release of OCI on available for sale investments	0	(2,174,356)	0	(2,174,356)
Total Other comprehensive income (loss) for the period	(1,107,276)	(1,597,164)	38,195	507,430
Currency translation adjustment	1,939,546	4,969,075	1,939,546	4,969,075
Available for sale securities	0	1,289,069	0	1,289,069
Total Accumulated OCI, end of period	$ 1,939,546	$ 6,258,144	$ 1,939,546	$ 6,258,144